Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Purchase commitments
Purchase commitments	$ 25
Purchase commitments, Less than One Year	25
Future Minimum Commitments
Future minimum commitments	25
Future minimum commitments, Less Than One Year	$ 25